Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-73.37%
AAR Corp.(b)	158,894	$7,075,550
Aerojet Rocketdyne Holdings, Inc.(b)(c)	345,223	15,082,793
AeroVironment, Inc.(b)(c)	112,469	9,744,314
Axon Enterprise, Inc.(b)(c)	320,650	35,332,424
Boeing Co. (The)(b)	644,265	102,637,857
BWX Technologies, Inc.(c)	335,079	18,992,278
CAE, Inc. (Canada)(b)(c)	1,367,088	36,200,490
Curtiss-Wright Corp.(c)	114,535	16,428,900
Ducommun, Inc., (Acquired 03/14/2019 - 07/29/2022; Cost $2,528,528)(b)(d)	51,019	2,415,239
Elbit Systems Ltd. (Israel)(c)	194,215	45,005,442
General Dynamics Corp.	409,079	92,725,937
HEICO Corp.(c)	203,111	32,032,636
Hexcel Corp.	319,002	19,302,811
Howmet Aerospace, Inc.	1,151,127	42,741,346
Huntington Ingalls Industries, Inc.	155,585	33,737,051
Kaman Corp.(c)	88,460	2,722,799
Kratos Defense & Security Solutions, Inc.(b)(c)	564,398	8,121,687
L3Harris Technologies, Inc.	326,621	78,379,241
Lockheed Martin Corp.	212,668	88,004,145
Maxar Technologies, Inc.	332,801	9,145,372
Mercury Systems, Inc.(b)(c)	260,445	15,368,859
Moog, Inc., Class A	90,388	7,740,828
Northrop Grumman Corp.	192,699	92,283,551
Parsons Corp.(b)(c)	242,685	10,491,273
RADA Electronic Industries Ltd. (Israel)(b)	224,470	2,271,636
Raytheon Technologies Corp.	954,711	88,988,612
Spirit AeroSystems Holdings, Inc., Class A(c)	474,264	15,565,345
Textron, Inc.	718,681	47,174,221
TransDigm Group, Inc.(b)	82,375	51,265,258
Triumph Group, Inc.(b)(c)	283,309	4,402,622
V2X, Inc.(b)	48,576	1,614,666
Woodward, Inc.(c)	173,997	18,217,486
		1,051,212,669
Commercial Services & Supplies-0.17%
VSE Corp.	57,723	2,421,480
Communications Equipment-0.48%
Comtech Telecommunications Corp.	119,781	1,391,855
ViaSat, Inc.(b)(c)	166,833	5,493,811
		6,885,666
Containers & Packaging-1.07%
Ball Corp.(c)	207,671	15,247,205
Diversified Telecommunication Services-0.45%
Iridium Communications, Inc.(b)(c)	145,087	6,486,840
Electronic Equipment, Instruments & Components-2.99%
Keysight Technologies, Inc.(b)	85,295	13,868,967
OSI Systems, Inc.(b)(c)	47,395	4,581,675
Teledyne Technologies, Inc.(b)	57,165	22,374,381
TTM Technologies, Inc.(b)(c)	148,112	2,003,955
		42,828,978
	Shares	Value
Industrial Conglomerates-5.42%
Honeywell International, Inc.	403,380	$77,634,515
IT Services-0.09%
BigBear.ai Holdings, Inc.(b)(c)	513,170	1,303,452
Machinery-0.76%
Oshkosh Corp.	125,592	10,813,471
Metals & Mining-0.58%
ATI, Inc.(b)(c)	334,926	8,336,308
Professional Services-13.00%
Booz Allen Hamilton Holding Corp.	453,649	43,541,231
CACI International, Inc., Class A(b)	77,882	23,542,950
Jacobs Engineering Group, Inc.	107,622	14,776,500
KBR, Inc.(c)	536,462	28,555,872
Leidos Holdings, Inc.	402,954	43,116,078
ManTech International Corp., Class A	174,134	16,685,520
Science Applications International Corp.	165,594	16,041,091
		186,259,242
Software-1.63%
Mandiant, Inc.(b)	264,170	6,017,792
Palantir Technologies, Inc., Class A(b)(c)	1,500,446	15,529,616
Telos Corp.(b)(c)	226,903	1,801,610
		23,349,018
Total Common Stocks & Other Equity Interests (Cost $1,419,515,731)		1,432,778,844

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f) (Cost $190,907)	190,907	190,907
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,419,706,638)		1,432,969,751
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.58%
Invesco Private Government Fund, 1.77%(e)(f)(g)	34,417,036	34,417,036
Invesco Private Prime Fund, 1.89%(e)(f)(g)	88,500,950	88,500,950
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $122,917,823)		122,917,986
TOTAL INVESTMENTS IN SECURITIES-108.60% (Cost $1,542,624,461)		1,555,887,737
OTHER ASSETS LESS LIABILITIES-(8.60)%		(123,158,252)
NET ASSETS-100.00%		$1,432,729,485
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$337,190	$7,660,999	$(7,807,282)	$-	$-	$190,907	$2,827
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,045,121	83,848,635	(74,476,720)	-	-	34,417,036	84,747*
Invesco Private Prime Fund	59,781,622	151,993,441	(123,274,461)	(2,118)	2,466	88,500,950	246,951*
Total	$85,163,933	$243,503,075	$(205,558,463)	$(2,118)	$2,466	$123,108,893	$334,525

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.55%
Alphabet, Inc., Class A(b)	90,078	$10,477,873
Nexstar Media Group, Inc., Class A	36,534	6,881,909
T-Mobile US, Inc.(b)	86,061	12,311,887
		29,671,669
Consumer Discretionary-10.99%
AutoNation, Inc.(b)(c)	65,664	7,796,943
Boyd Gaming Corp.	217,367	12,066,042
Choice Hotels International, Inc.	51,792	6,260,099
Dollar General Corp.	25,841	6,419,680
Dollar Tree, Inc.(b)	37,821	6,254,080
GameStop Corp., Class A(b)(c)	166,292	5,655,591
Lithia Motors, Inc., Class A(c)	24,668	6,543,927
Macy’s, Inc.(c)	397,262	7,011,674
O’Reilly Automotive, Inc.(b)	51,463	36,208,852
Penske Automotive Group, Inc.(c)	70,385	8,058,379
Service Corp. International	259,534	19,324,902
Tapestry, Inc.	183,609	6,174,771
		127,774,940
Consumer Staples-1.78%
BJ’s Wholesale Club Holdings, Inc.(b)	106,990	7,243,223
Bunge Ltd.	62,313	5,753,360
Darling Ingredients, Inc.(b)	110,508	7,655,994
		20,652,577
Energy-21.28%
APA Corp.	179,392	6,668,001
Baker Hughes Co., Class A(c)	194,505	4,996,833
Cheniere Energy, Inc.	50,967	7,623,644
ConocoPhillips	75,545	7,360,349
Coterra Energy, Inc.(c)	219,123	6,702,973
Devon Energy Corp.	266,279	16,735,635
Diamondback Energy, Inc.	102,050	13,064,441
EOG Resources, Inc.	70,475	7,838,229
Exxon Mobil Corp.	71,717	6,951,529
Halliburton Co.	181,263	5,311,006
Hess Corp.	61,333	6,898,123
HF Sinclair Corp.	133,376	6,378,040
Marathon Oil Corp.	595,289	14,763,167
Marathon Petroleum Corp.	93,861	8,603,299
Matador Resources Co.(c)	327,823	18,941,613
Murphy Oil Corp.(c)	369,275	12,976,323
Occidental Petroleum Corp.(c)	133,028	8,746,591
ONEOK, Inc.	112,720	6,733,893
Ovintiv, Inc.	308,036	15,737,559
PDC Energy, Inc.	217,688	14,299,925
Pioneer Natural Resources Co.	28,974	6,865,389
Targa Resources Corp.	297,895	20,587,523
Texas Pacific Land Corp.(c)	5,214	9,561,694
Valero Energy Corp.	57,615	6,382,014
Williams Cos., Inc. (The)	194,139	6,618,199
		247,345,992
Financials-6.97%
Aon PLC, Class A	42,319	12,316,522
Arthur J. Gallagher & Co.	41,712	7,466,031
Brown & Brown, Inc.(c)	113,046	7,359,295
LPL Financial Holdings, Inc.(c)	40,717	8,547,313
Marsh & McLennan Cos., Inc.	42,703	7,001,584
SLM Corp.	374,322	5,839,423
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	418,987	$26,199,257
Wintrust Financial Corp.	73,286	6,305,527
		81,034,952
Health Care-9.35%
Chemed Corp.	18,707	8,999,751
Edwards Lifesciences Corp.(b)	149,691	15,049,933
Eli Lilly and Co.	23,835	7,858,161
Halozyme Therapeutics, Inc.(b)(c)	139,756	6,834,068
IQVIA Holdings, Inc.(b)(c)	29,584	7,108,148
McKesson Corp.	19,046	6,505,733
STERIS PLC	31,920	7,202,748
Thermo Fisher Scientific, Inc.	19,149	11,458,953
United Therapeutics Corp.(b)	27,636	6,385,851
UnitedHealth Group, Inc.	30,856	16,734,443
Waters Corp.(b)	39,783	14,482,205
		108,619,994
Industrials-10.99%
AMETEK, Inc.	55,293	6,828,686
Booz Allen Hamilton Holding Corp.	111,856	10,735,939
Carlisle Cos., Inc.	30,543	9,043,782
Cintas Corp.	36,113	15,365,720
Howmet Aerospace, Inc.	193,496	7,184,506
KBR, Inc.(c)	132,302	7,042,435
Leidos Holdings, Inc.	60,470	6,470,290
Quanta Services, Inc.(c)	75,983	10,541,122
Rollins, Inc.	837,061	32,285,443
WESCO International, Inc.(b)	108,250	13,838,680
WillScot Mobile Mini Holdings Corp.(b)(c)	217,974	8,415,976
		127,752,579
Information Technology-25.16%
Amphenol Corp., Class A	341,362	26,329,251
Analog Devices, Inc.	40,256	6,922,422
Apple, Inc.	235,950	38,344,234
Automatic Data Processing, Inc.	29,302	7,065,298
Cadence Design Systems, Inc.(b)	176,108	32,770,177
CDW Corp.	64,323	11,676,554
DXC Technology Co.(b)	194,153	6,135,235
Fortinet, Inc.(b)	268,778	16,032,608
Global Payments, Inc.	54,723	6,693,717
Mastercard, Inc., Class A	92,899	32,866,737
Microsoft Corp.	37,921	10,645,942
Monolithic Power Systems, Inc.	60,724	28,219,657
ON Semiconductor Corp.(b)(c)	202,574	13,527,892
Synopsys, Inc.(b)	50,287	18,480,472
Teledyne Technologies, Inc.(b)(c)	56,140	21,973,196
Visa, Inc., Class A	69,732	14,790,855
		292,474,247
Materials-4.79%
Albemarle Corp.(c)	30,776	7,518,885
CF Industries Holdings, Inc.	89,948	8,589,134
Graphic Packaging Holding Co.(c)	862,316	19,186,531
Olin Corp.	245,855	12,850,841
Steel Dynamics, Inc.	96,453	7,511,760
		55,657,151
Real Estate-6.11%
Crown Castle, Inc.	53,892	9,736,129
Equity LifeStyle Properties, Inc.	192,607	14,160,467
Extra Space Storage, Inc.	98,070	18,586,226
First Industrial Realty Trust, Inc.	198,914	10,333,582
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	42,439	$7,882,195
Ryman Hospitality Properties, Inc.(b)	116,640	10,327,306
		71,025,905
Total Common Stocks & Other Equity Interests (Cost $1,110,281,158)		1,162,010,006
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $653,007)	653,007	653,007
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,110,934,165)		1,162,663,013
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.87%
Invesco Private Government Fund, 1.77%(d)(e)(f)	25,602,682	$25,602,682
Invesco Private Prime Fund, 1.89%(d)(e)(f)	65,835,468	65,835,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,439,042)		91,438,150
TOTAL INVESTMENTS IN SECURITIES-107.89% (Cost $1,202,373,207)		1,254,101,163
OTHER ASSETS LESS LIABILITIES-(7.89)%		(91,762,388)
NET ASSETS-100.00%		$1,162,338,775

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$932,748	$3,262,345	$(3,542,086)	$-	$-	$653,007	$1,839
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,147,289	96,083,419	(88,628,026)	-	-	25,602,682	55,939*
Invesco Private Prime Fund	41,729,944	209,260,313	(185,153,459)	(1,101)	(229)	65,835,468	162,655*
Total	$60,809,981	$308,606,077	$(277,323,571)	$(1,101)	$(229)	$92,091,157	$220,433

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-82.59%
Biotechnology-0.28%
PureTech Health PLC(b)	221,131	$524,734
Capital Markets-56.21%
3i Group PLC (United Kingdom)	624,915	9,654,030
Alaris Equity Partners Income (Canada)	64,531	900,971
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	49,375	1,171,031
Barings BDC, Inc.(c)	46,639	458,928
Blackstone Secured Lending Fund(c)	57,894	1,359,351
Blackstone, Inc., Class A	75,871	7,744,153
Blue Owl Capital, Inc.(c)	701,717	8,006,591
Bridgepoint Group PLC (United Kingdom)(c)(d)	976,603	3,030,493
Carlyle Group, Inc. (The)	219,541	8,542,340
Chrysalis Investments Ltd. (Guernsey)(b)(c)	894,404	1,144,997
Deutsche Beteiligungs AG (Germany)	30,797	885,542
EQT AB (Sweden)(c)	325,863	8,744,954
Georgia Capital PLC (Georgia)(b)	58,105	446,875
Gimv N.V. (Belgium)	24,696	1,329,572
Hamilton Lane, Inc., Class A(c)	42,266	3,194,042
Intermediate Capital Group PLC (United Kingdom)	301,444	5,581,277
IP Group PLC (United Kingdom)	1,397,876	1,468,028
JAFCO Group Co. Ltd. (Japan)	79,871	1,075,704
KKR & Co., Inc., Class A	166,430	9,230,208
Molten Ventures PLC (United Kingdom)(b)	221,342	1,290,731
Mutares SE & Co. KGaA (Germany)(c)	20,404	369,080
Onex Corp. (Canada)	89,823	4,797,664
Partners Group Holding AG (Switzerland)	8,842	9,590,283
Patria Investments Ltd., Class A (Cayman Islands)	60,308	869,038
Petershill Partners PLC (United Kingdom)(c)(d)	1,027,377	2,925,504
Ratos AB, Class B (Sweden)(c)	361,350	1,798,394
StepStone Group, Inc., Class A(c)	88,426	2,355,669
TPG, Inc.(c)	203,318	5,798,629
VNV Global AB (Sweden)(b)	139,009	389,683
		104,153,762
Diversified Consumer Services-1.28%
Graham Holdings Co., Class B	3,985	2,369,043
Diversified Financial Services-13.13%
Cannae Holdings, Inc.(b)(c)	47,930	1,011,802
Compass Diversified Holdings	62,688	1,512,662
Eurazeo SE (France)	80,982	5,751,234
Kinnevik AB, Class B (Sweden)(b)(c)	267,475	4,773,552
Sofina S.A. (Belgium)(c)	33,477	7,796,399
Wendel SE (France)(c)	38,119	3,484,522
		24,330,171
Diversified Telecommunication Services-0.27%
ATN International, Inc.	10,981	505,565
Industrial Conglomerates-7.05%
Fosun International Ltd. (China)	4,344,196	3,425,594
Melrose Industries PLC (United Kingdom)	4,931,514	9,634,864
		13,060,458
Interactive Media & Services-2.04%
IAC/InterActiveCorp.(b)(c)	55,134	3,776,679
IT Services-0.73%
Digital Garage, Inc. (Japan)	47,239	1,359,027
	Shares	Value
Trading Companies & Distributors-1.60%
Seven Group Holdings Ltd. (Australia)	242,797	$2,973,387
Total Common Stocks & Other Equity Interests (Cost $180,488,011)		153,052,826

Closed-End Funds-15.55%
Apax Global Alpha Ltd. (Guernsey)(d)	635,781	1,307,523
Ares Capital Corp. (c)	272,930	5,292,113
FS KKR Capital Corp.	112,274	2,432,977
Goldman Sachs BDC, Inc.	53,250	937,200
Golub Capital BDC, Inc. (c)	35,242	494,798
HBM Healthcare Investments AG (Switzerland),Class A(c)	6,908	1,900,353
Hercules Capital, Inc. (c)	68,881	1,095,897
HgCapital Trust PLC (United Kingdom)(c)	722,360	3,309,586
Main Street Capital Corp.	25,768	1,160,075
NB Private Equity Partners Ltd. (Guernsey)	53,747	1,026,854
New Mountain Finance Corp. (c)	37,161	480,492
Oakley Capital Investments Ltd. (Bermuda)	200,767	1,050,548
Oaktree Specialty Lending Corp.	69,324	488,041
Owl Rock Capital Corp. (c)	177,630	2,289,651
Princess Private Equity Holding Ltd. (Guernsey)(c)	76,763	884,467
Prospect Capital Corp. (c)	125,538	966,642
Sixth Street Specialty Lending, Inc. (c)	46,841	901,221
SuRo Capital Corp.	64,696	430,228
Syncona Ltd. (United Kingdom)(c)	768,196	1,925,725
Trinity Capital, Inc. (c)	29,475	434,167
Total Closed-End Funds (Cost $27,490,698)		28,808,558
	Shares
Money Market Funds-0.84%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f) (Cost $1,563,598)	1,563,598	1,563,598
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $209,542,307)		183,424,982
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.17%
Invesco Private Government Fund, 1.77%(e)(f)(g)	11,462,579	11,462,579
Invesco Private Prime Fund, 1.89%(e)(f)(g)	29,613,622	29,613,622
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,077,158)		41,076,201
TOTAL INVESTMENTS IN SECURITIES-121.15% (Cost $250,619,465)		224,501,183
OTHER ASSETS LESS LIABILITIES-(21.15)%		(39,194,535)
NET ASSETS-100.00%		$185,306,648

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $7,263,520, which represented 3.92% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,395,158	$3,067,705	$(3,899,265)	$-	$-	$1,563,598	$4,871
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,533,789	17,191,076	(14,262,286)	-	-	11,462,579	29,884*
Invesco Private Prime Fund	20,226,755	39,271,770	(29,885,446)	(1,177)	1,720	29,613,622	85,385*
Total	$31,155,702	$59,530,551	$(48,046,997)	$(1,177)	$1,720	$42,639,799	$120,140

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	20.96%

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(c)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2022	CAD	1,739,320	$-	$(41,982)	$(41,982)

Abbreviations:
CAD	-Canadian Dollar
CORRA	-Canadian Overnight Repo Rate Average

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $40,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%(b)
Communication Services-20.82%
Autohome, Inc., ADR(c)	94,324	$3,366,424
Baidu, Inc., ADR(d)	152,142	20,778,033
Bilibili, Inc., ADR(c)(d)	218,981	5,351,896
DouYu International Holdings Ltd., ADR(d)	248,129	282,867
Hello Group, Inc., ADR(c)	234,613	1,051,066
iQIYI, Inc., ADR(c)(d)	519,507	1,984,517
JOYY, Inc., ADR(c)	80,985	2,096,702
Kanzhun Ltd., ADR(c)(d)	231,676	5,446,703
Luokung Technology Corp.(c)(d)	542,636	127,031
NetEase, Inc., ADR(c)	102,931	9,570,524
Sohu.com Ltd., ADR(c)(d)	56,341	929,626
So-Young International, Inc., ADR(d)	109,594	91,412
Tencent Music Entertainment Group, ADR(c)(d)	963,545	4,056,524
Weibo Corp., ADR(c)(d)	117,342	2,255,313
WiMi Hologram Cloud, Inc., ADR(c)(d)	78,621	144,663
		57,533,301
Consumer Discretionary-55.89%
Alibaba Group Holding Ltd., ADR(c)(d)	222,299	19,866,862
Baozun, Inc., ADR(c)(d)	73,921	643,113
Dada Nexus Ltd., ADR(c)(d)	134,087	862,179
Dogness International Corp., Class A (Virgin Islands (British))(d)	42,519	68,668
H World Group Ltd., ADR(c)	228,290	8,754,922
JD.com, Inc., ADR(c)	380,474	22,638,203
Kaixin Auto Holdings (Hong Kong)(c)(d)	246,118	275,652
Kandi Technologies Group, Inc.(c)(d)	106,554	254,664
Li Auto, Inc., ADR(c)(d)	425,853	13,985,013
MINISO Group Holding Ltd., ADR(c)	119,012	698,600
New Oriental Education & Technology Group, Inc., ADR(d)	199,135	5,458,290
Newegg Commerce, Inc.(c)(d)	521,211	1,782,542
NIO, Inc., ADR(c)(d)	1,227,759	24,223,685
Niu Technologies, ADR(c)(d)	71,459	463,054
Pinduoduo, Inc., ADR(c)(d)	424,056	20,782,985
TAL Education Group, ADR(d)	638,759	3,142,694
Trip.com Group Ltd., ADR(c)(d)	483,957	12,476,412
Uxin Ltd., ADR(d)	400,453	282,319
Vipshop Holdings Ltd., ADR(c)(d)	734,236	6,725,602
XPeng, Inc., ADR(c)(d)	454,308	11,098,744
		154,484,203
Consumer Staples-0.22%
Yatsen Holding Ltd., ADR(c)(d)	447,341	594,964
Energy-0.46%
China Petroleum & Chemical Corp., ADR	15,152	711,084
PetroChina Co. Ltd., ADR	12,205	569,485
		1,280,569
Financials-3.89%
360 DigiTech, Inc., ADR(c)	188,917	2,743,075
China Life Insurance Co. Ltd., ADR	41,173	307,562
Fanhua, Inc., ADR	46,645	245,586
LexinFintech Holdings Ltd., ADR(d)	198,480	373,142
Lufax Holding Ltd., ADR(c)	1,150,427	5,268,956
Noah Holdings Ltd., ADR(c)(d)	46,497	809,048
Qudian, Inc., ADR(c)(d)	281,838	318,477
Up Fintech Holding Ltd., ADR(c)(d)	178,735	675,618
		10,741,464
	Shares	Value
Health Care-1.89%
Burning Rock Biotech Ltd., ADR(c)(d)	74,191	$236,669
Gracell Biotechnologies, Inc., ADR(c)(d)	90,987	321,184
I-Mab, ADR(d)	72,619	761,047
Zai Lab Ltd., ADR(c)(d)	96,358	3,905,390
		5,224,290
Industrials-3.98%
EHang Holdings Ltd., ADR(c)(d)	49,367	342,113
Nuvve Holding Corp.(c)(d)	26,698	93,710
ReneSola Ltd., ADR(d)	68,567	430,601
ZTO Express Cayman, Inc., ADR(c)	396,302	10,141,368
		11,007,792
Information Technology-8.55%
Agora, Inc., ADR(c)(d)	93,759	460,357
Bit Digital, Inc.(c)(d)	113,153	157,283
Canaan, Inc., ADR(c)(d)	222,842	875,769
Canadian Solar, Inc. (Canada)(c)(d)	90,601	3,342,271
Chindata Group Holdings Ltd., ADR(c)(d)	173,865	1,241,396
Daqo New Energy Corp., ADR(c)(d)	92,604	5,991,479
Ebang International Holdings, Inc., A Shares(c)(d)	198,099	97,069
GDS Holdings Ltd., ADR(c)(d)	142,061	3,932,248
Hollysys Automation Technologies Ltd.	87,358	1,377,636
JinkoSolar Holding Co. Ltd., ADR(c)(d)	56,345	3,736,800
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	140,516	460,892
OneConnect Financial Technology Co. Ltd., ADR(d)	184,683	264,097
Renren, Inc., ADR(c)(d)	12,595	362,610
TROOPS, Inc. (Hong Kong)(c)(d)	142,991	367,487
Vnet Group, Inc., ADR(c)(d)	189,627	978,475
		23,645,869
Materials-0.13%
Huadi International Group Co. Ltd.(c)(d)	18,643	366,521
Real Estate-4.14%
KE Holdings, Inc., ADR(c)(d)	796,693	11,241,338
Nam Tai Property, Inc.(d)(e)	55,005	208,414
		11,449,752
Total Common Stocks & Other Equity Interests (Cost $384,427,933)		276,328,725

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g) (Cost $321,809)	321,809	321,809
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $384,749,742)		276,650,534
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-34.06%
Invesco Private Government Fund, 1.77%(f)(g)(h)	26,834,954	26,834,954
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(f)(g)(h)	67,301,128	$67,301,128
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,138,822)		94,136,082
TOTAL INVESTMENTS IN SECURITIES-134.15% (Cost $478,888,564)		370,786,616
OTHER ASSETS LESS LIABILITIES-(34.15)%		(94,392,076)
NET ASSETS-100.00%		$276,394,540
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$163,140	$2,373,041	$(2,214,372)	$-	$-	$321,809	$1,049
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,508,565	40,518,392	(36,192,003)	-	-	26,834,954	71,586*
Invesco Private Prime Fund	52,545,493	83,044,340	(68,288,453)	(7,256)	7,004	67,301,128	206,539*
Total	$75,217,198	$125,935,773	$(106,694,828)	$(7,256)	$7,004	$94,457,891	$279,174

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.02%
Automobiles-16.62%
Li Auto, Inc., ADR (China)(b)(c)	395,084	$12,974,558
NIO, Inc., ADR (China)(b)(c)	939,423	18,534,816
Niu Technologies, ADR (China)(b)	12,067	78,194
Tesla, Inc.(b)	24,471	21,814,673
Workhorse Group, Inc.(b)(c)	106,195	347,258
XPeng, Inc., ADR (China)(b)(c)	300,374	7,338,137
Yadea Group Holdings Ltd. (China)(d)	863,243	1,858,470
		62,946,106
Building Products-3.69%
Advanced Drainage Systems, Inc.	44,527	5,280,902
Kingspan Group PLC (Ireland)	110,839	7,122,335
ROCKWOOL A/S, Class B (Denmark)	6,319	1,555,119
		13,958,356
Chemicals-1.42%
Umicore S.A. (Belgium)(c)	148,790	5,364,601
Commercial Services & Supplies-0.53%
China Everbright Environment Group Ltd. (China)	2,764,512	1,472,077
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	306,394	119,437
Midac Holdings Co. Ltd. (Japan)(c)	6,775	148,579
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	46,000	283,457
		2,023,550
Construction & Engineering-0.79%
China Conch Venture Holdings Ltd. (China)	1,164,472	2,260,736
OX2 AB (Sweden)(b)	66,203	646,761
ReneSola Ltd., ADR (China)(b)	14,532	91,261
		2,998,758
Electric Utilities-0.01%
Fastned B.V., CVA (Netherlands)(b)	1,453	41,839
Electrical Equipment-13.31%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (Brazil)	173,400	100,076
Alfen Beheer B.V. (Netherlands)(c)(d)	15,954	1,847,175
Blink Charging Co.(b)(c)	26,011	550,653
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)(c)	309,269	200,141
Contemporary Amperex Technology Co. Ltd., A Shares (China)(b)	102,100	7,707,662
CS Wind Corp. (South Korea)	18,988	811,203
Energiekontor AG (Germany)	5,494	536,668
Fagerhult AB (Sweden)	56,004	303,225
Ginlong Technologies Co. Ltd., A Shares (China)	27,000	916,939
Ming Yang Smart Energy Group Ltd., A Shares (China)	100,500	446,023
Nordex SE (Germany)(b)(c)	93,006	894,660
PNE AG (Germany)	30,263	480,146
PowerCell Sweden AB (Sweden)(b)(c)	36,131	642,162
Shoals Technologies Group, Inc., Class A(b)(c)	78,641	1,858,287
Siemens Gamesa Renewable Energy S.A., Class R (Spain)(b)(c)	175,721	3,212,591
Signify N.V.	89,787	2,891,192
Stem, Inc.(b)(c)	32,548	368,769
Sungrow Power Supply Co. Ltd., A Shares (China)	65,900	1,211,538
Sunrun, Inc.(b)(c)	132,816	4,341,755
	Shares	Value
Electrical Equipment-(continued)
Titan Wind Energy Suzhou Co. Ltd., A Shares (China)	102,600	$271,531
TPI Composites, Inc.(b)(c)	25,107	413,512
Vestas Wind Systems A/S (Denmark)	736,948	19,129,553
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares (China)	107,700	238,509
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)	583,900	1,041,364
		50,415,334
Electronic Equipment, Instruments & Components-0.51%
Badger Meter, Inc.	19,897	1,913,892
Equity REITs-15.56%
AEON REIT Investment Corp. (Japan)(c)	1,024	1,196,007
Brandywine Realty Trust	110,395	1,032,193
CapitaLand Integrated Commercial Trust (Singapore)	3,745,561	5,904,493
Centuria Office REIT (Australia)	303,549	395,038
Covivio (France)	28,868	1,814,685
CRE Logistics REIT, Inc. (Japan)	548	835,223
Digital Realty Trust, Inc.	141,410	18,729,754
Douglas Emmett, Inc.(c)	132,465	3,131,473
First Capital REIT (Canada)	66,393	808,312
Fukuoka REIT Corp. (Japan)	477	616,727
Global One Real Estate Investment Corp. (Japan)	271	222,843
Inmobiliaria Colonial SOCIMI S.A. (Spain)	157,278	1,036,783
Itochu Advance Logistics Investment Corp. (Japan)(c)	475	545,548
Japan Excellent, Inc. (Japan)	427	404,476
Keppel REIT (Singapore)	1,623,936	1,303,470
Klepierre S.A. (France)	151,809	3,351,250
Lar Espana Real Estate SOCIMI S.A. (Spain)(c)	13,982	68,219
Mapletree Pan Asia Commercial Trust (Singapore)	1,001,372	1,375,809
Mercialys S.A. (France)	53,150	468,782
Merlin Properties SOCIMI S.A. (Spain)(c)	224,618	2,397,964
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	367	1,311,205
Mori Hills REIT Investment Corp. (Japan)(c)	1,157	1,324,512
Nippon Prologis REIT, Inc. (Japan)	1,638	4,240,539
OUE Commercial REIT (Singapore)	1,643,298	457,495
Paramount Group, Inc.	115,851	909,430
Piedmont Office Realty Trust, Inc., Class A	74,866	1,030,156
SPH REIT (Singapore)	482,466	329,692
Vornado Realty Trust	120,751	3,669,623
		58,911,701
Food Products-3.44%
Darling Ingredients, Inc.(b)	117,386	8,132,502
Grieg Seafood ASA (Norway)	34,416	525,095
Minerva S.A. (Brazil)	225,600	568,552
Salmar ASA (Norway)(c)	43,604	3,109,900
SLC Agricola S.A. (Brazil)	80,750	685,079
		13,021,128
Household Durables-1.19%
KB Home	59,425	1,939,632
Meritage Homes Corp.(b)	28,166	2,487,058
Neinor Homes S.A. (Spain)(b)(c)(d)	6,727	72,158
		4,498,848
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-9.95%
Albioma S.A. (France)	21,525	$1,094,326
BCPG PCL, NVDR (Thailand)	653,469	181,075
Beijing Energy International Holding Co. Ltd. (Hong Kong)(b)	6,120,786	180,117
Boralex, Inc., Class A (Canada)	76,441	2,771,646
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	600,192	309,657
CECEP Solar Energy Co. Ltd., A Shares (China)(b)	145,300	192,160
CECEP Wind-Power Corp., A Shares (China)	330,300	267,193
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,854,289	503,145
China Everbright Greentech Ltd. (China)(c)(d)	467,673	106,047
China Three Gorges Renewables Group Co. Ltd., A Shares (China)	1,362,800	1,270,318
Concord New Energy Group Ltd. (Hong Kong)	6,035,301	568,940
EDP Renovaveis S.A. (Spain)	228,020	5,882,269
Encavis AG (Germany)	93,753	2,038,092
Energix-Renewable Energies Ltd. (Israel)	206,609	818,655
Enlight Renewable Energy Ltd. (Israel)(b)(c)	784,557	1,750,619
eRex Co. Ltd. (Japan)(c)	30,428	546,862
GCL New Energy Holdings Ltd. (China)(b)(c)	7,260,675	132,266
Grenergy Renovables S.A. (Spain)	12,478	491,625
Neoen S.A. (France)(c)(d)	38,432	1,679,956
NextEra Energy Partners L.P.(c)	58,793	4,864,533
Omega Energia S.A. (Brazil)(b)	222,991	528,086
Ormat Technologies, Inc.(c)	33,818	2,926,610
RENOVA, Inc. (Japan)(b)	28,337	531,544
Scatec ASA (South Africa)(d)	89,935	1,066,103
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	62,748	1,437,654
SPCG PCL, NVDR (Thailand)	356,853	152,203
Sunnova Energy International, Inc.(b)(c)	74,524	1,939,115
Super Energy Corp. PCL, NVDR (Thailand)	12,401,268	239,199
Terna Energy S.A. (Greece)	49,364	880,846
TransAlta Renewables, Inc. (Canada)(c)	80,577	1,124,374
Voltalia S.A. (France)(b)(c)	26,774	565,113
West Holdings Corp. (Japan)	21,508	656,585
		37,696,933
IT Services-1.13%
Chindata Group Holdings Ltd., ADR (China)(b)(c)	96,951	692,230
Kingsoft Cloud Holdings Ltd., ADR (China)(b)	71,776	235,425
Switch, Inc., Class A(c)	99,048	3,348,813
		4,276,468
Machinery-2.08%
Alstom S.A. (France)(c)	220,776	5,211,399
Energy Recovery, Inc.(b)	27,824	618,528
Lion Electric Co. (The) (Canada)(b)	31,341	153,605
Proterra, Inc., (Acquired 02/28/2022; Cost $1,073,431)(b)(c)(e)	118,657	639,561
Riyue Heavy Industry Co. Ltd., A Shares (China)	20,700	77,027
Stadler Rail AG (Switzerland)(c)	36,491	1,177,796
		7,877,916
Metals & Mining-0.51%
Schnitzer Steel Industries, Inc., Class A(c)	17,513	622,762
Sims Ltd.(c)	127,161	1,303,488
		1,926,250
	Shares	Value
Oil, Gas & Consumable Fuels-0.80%
Enviva, Inc.(c)	24,423	$1,700,573
REX American Resources Corp.(b)	3,108	296,690
VERBIO Vereinigte BioEnergie AG (Germany)	16,513	1,020,352
		3,017,615
Paper & Forest Products-2.71%
Canfor Corp. (Canada)(b)	37,591	799,434
Mercer International, Inc. (Germany)	27,778	443,337
Suzano S.A. (Brazil)	527,800	4,903,274
West Fraser Timber Co. Ltd. (Canada)	44,203	4,135,870
		10,281,915
Real Estate Management & Development-0.65%
Deutsche EuroShop AG (Germany)(c)	27,253	593,563
Platzer Fastigheter Holding AB, Class B (Sweden)	31,636	269,344
Swire Properties Ltd. (Hong Kong)	677,884	1,613,126
		2,476,033
Road & Rail-5.09%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,043,100	719,945
BTS Group Holdings PCL, NVDR (Thailand)	4,544,532	1,061,749
BTS Group Holdings PCL, Wts., expring 11/20/2026 (Thailand)(b)	1	0
Central Japan Railway Co. (Japan)	102,160	11,909,112
MTR Corp. Ltd. (Hong Kong)	1,053,378	5,568,884
		19,259,690
Semiconductors & Semiconductor Equipment-17.33%
Duk San Neolux Co. Ltd. (South Korea)(b)	8,155	201,505
Enphase Energy, Inc.(b)	96,932	27,546,136
First Solar, Inc.(b)	70,203	6,962,032
GCL System Integration Technology Co. Ltd., A Shares (China)(b)	213,200	139,872
JA Solar Technology Co. Ltd., A Shares (China)	110,720	1,276,603
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	29,718	1,970,898
LONGi Green Energy Technology Co. Ltd., A Shares (China)	329,972	3,012,123
Maxeon Solar Technologies Ltd.(b)(c)	18,640	321,540
SMA Solar Technology AG (Germany)(b)	7,856	424,950
SolarEdge Technologies, Inc.(b)(c)	38,524	13,873,648
SunPower Corp.(b)(c)	63,947	1,302,600
Trina Solar Co. Ltd., A Shares (China)	105,100	1,294,640
TSEC Corp. (Taiwan)(b)	419,000	476,502
United Renewable Energy Co. Ltd. (Taiwan)(b)	1,044,075	767,164
Xinyi Solar Holdings Ltd. (China)	3,567,816	6,063,092
		65,633,305
Software-0.12%
CM.com N.V. (Netherlands)(b)(c)(d)	13,906	166,748
Tuya, Inc., ADR (China)(b)(c)	149,676	270,914
		437,662
Transportation Infrastructure-0.28%
Taiwan High Speed Rail Corp. (Taiwan)	1,085,000	1,059,960
Water Utilities-0.30%
Beijing Enterprises Water Group Ltd. (China)	3,283,928	995,650
China Everbright Water Ltd. (China)	647,861	131,174
		1,126,824
Total Common Stocks & Other Equity Interests (Cost $375,113,509)		371,164,684

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value

Exchange-Traded Funds-1.91%
iShares MSCI India ETF(c) (Cost $7,348,124)	169,837	$7,247,794
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $382,461,633)		378,412,478
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.09%
Invesco Private Government Fund, 1.77%(f)(g)(h)	23,415,229	23,415,229
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(f)(g)(h)	60,210,589	$60,210,589
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,626,769)		83,625,818
TOTAL INVESTMENTS IN SECURITIES-122.02% (Cost $466,088,402)		462,038,296
OTHER ASSETS LESS LIABILITIES-(22.02)%		(83,377,068)
NET ASSETS-100.00%		$378,661,228

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $7,225,751, which represented 1.91% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,624,274	$(5,624,274)	$-	$-	$-	$829
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,369,013	43,844,399	(48,798,183)	-	-	23,415,229	70,542*
Invesco Private Prime Fund	66,151,778	81,773,719	(87,715,361)	(1,431)	1,884	60,210,589	201,914*
Total	$94,520,791	$131,242,392	$(142,137,818)	$(1,431)	$1,884	$83,625,818	$273,285

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.05%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-5.00%
DISH Network Corp., Class A(b)(c)	31,147	$541,023
EchoStar Corp., Class A(b)(c)	30,252	597,780
Integral Ad Science Holding Corp.(b)	58,607	555,008
Iridium Communications, Inc.(b)	14,904	666,358
Radius Global Infrastructure, Inc., Class A(b)(c)	42,041	642,387
Telephone & Data Systems, Inc.	39,583	625,807
T-Mobile US, Inc.(b)	4,422	632,611
United States Cellular Corp.(b)	21,356	625,517
WideOpenWest, Inc.(b)(c)	30,870	567,391
ZipRecruiter, Inc., Class A(b)(c)	32,595	571,390
		6,025,272
Consumer Discretionary-10.49%
Advance Auto Parts, Inc.	3,103	600,803
Arko Corp.(c)	65,663	599,503
Bath & Body Works, Inc.	17,693	628,809
Bloomin’ Brands, Inc.	31,993	652,337
D.R. Horton, Inc.	7,767	606,059
Dave & Buster’s Entertainment, Inc.(b)	16,833	628,881
Dollar General Corp.	2,385	592,506
Everi Holdings, Inc.(b)	32,186	618,293
KB Home	18,332	598,356
M.D.C. Holdings, Inc.	16,001	580,036
Mohawk Industries, Inc.(b)	4,372	561,715
Newell Brands, Inc.	29,420	594,578
Polaris, Inc.(c)	5,165	605,751
PulteGroup, Inc.	12,922	563,658
Ruth’s Hospitality Group, Inc.(c)	33,371	585,661
Target Corp.	3,712	606,467
Tempur Sealy International, Inc.(c)	23,162	636,492
Texas Roadhouse, Inc.	7,012	611,587
Tractor Supply Co.	2,969	568,504
Ulta Beauty, Inc.(b)	1,432	556,919
Xponential Fitness, Inc., Class A(b)(c)	42,435	629,735
		12,626,650
Consumer Staples-2.03%
Darling Ingredients, Inc.(b)	9,715	673,055
Estee Lauder Cos., Inc. (The), Class A	2,243	612,563
Olaplex Holdings, Inc.(b)(c)	32,613	560,944
Primo Water Corp.	44,996	594,847
		2,441,409
Energy-11.17%
Antero Resources Corp.(b)	15,992	633,923
APA Corp.	17,693	657,649
Black Stone Minerals L.P.	41,102	640,369
Brigham Minerals, Inc., Class A(c)	24,665	654,856
Cheniere Energy, Inc.	4,292	641,997
ConocoPhillips	6,623	645,279
DCP Midstream L.P.	18,842	638,744
Devon Energy Corp.	10,480	658,668
Diamondback Energy, Inc.	5,079	650,214
Energy Transfer L.P.	56,853	643,007
Enterprise Products Partners L.P.	22,909	612,358
EOG Resources, Inc.	5,688	632,619
Kimbell Royalty Partners L.P.	36,201	645,102
Marathon Oil Corp.	26,579	659,159
Marathon Petroleum Corp.	6,813	624,480
Northern Oil and Gas, Inc.(c)	22,353	644,437
Occidental Petroleum Corp.	9,500	624,625
Pioneer Natural Resources Co.	2,762	654,456
	Shares	Value
Energy-(continued)
Targa Resources Corp.	9,394	$649,219
Valero Energy Corp.	5,655	626,404
Williams Cos., Inc. (The)	18,173	619,517
		13,457,082
Financials-14.96%
Allstate Corp. (The)	5,082	594,441
Arthur J. Gallagher & Co.	3,473	621,632
AssetMark Financial Holdings, Inc.(b)	31,430	596,856
Axos Financial, Inc.(b)(c)	14,641	611,408
Banner Corp.	9,939	616,119
Barings BDC, Inc.	61,163	601,844
Cadence Bank	24,299	634,204
Chubb Ltd.	3,201	603,837
CrossFirst Bankshares, Inc.(b)	45,307	621,612
Finance Of America Cos., Inc., Class A(b)(c)	227,915	403,410
First Merchants Corp.	15,829	657,378
Hancock Whitney Corp.	12,413	605,878
Heritage Commerce Corp.	52,309	616,200
Huntington Bancshares, Inc.	44,153	586,793
Intercontinental Exchange, Inc.	5,921	603,883
Ladder Capital Corp.	52,355	621,977
Mercantile Bank Corp.	17,452	618,499
Merchants Bancorp	24,278	642,396
Nexpoint Real Estate Finance, Inc.	26,627	561,830
Old Second Bancorp, Inc.	39,959	561,424
Open Lending Corp., Class A(b)(c)	52,730	546,283
Pacific Premier Bancorp, Inc.	18,258	614,199
Redwood Trust, Inc.	70,963	614,540
Signature Bank	3,244	601,989
Starwood Property Trust, Inc.	26,108	616,671
Texas Capital Bancshares, Inc.(b)	10,582	620,317
TPG RE Finance Trust, Inc.	57,802	627,152
Triumph Bancorp, Inc.(b)(c)	8,290	602,268
Willis Towers Watson PLC	2,917	603,644
Wintrust Financial Corp.	6,846	589,030
		18,017,714
Health Care-13.71%
89bio, Inc.(b)	170,724	606,070
Acadia Healthcare Co., Inc.(b)	7,816	648,025
ADMA Biologics, Inc.(b)(c)	262,945	562,702
AngioDynamics, Inc.(b)	26,651	604,711
Apellis Pharmaceuticals, Inc.(b)(c)	11,198	630,223
Argenx SE, ADR (Netherlands)(b)	1,593	580,187
Aveanna Healthcare Holdings, Inc.(b)(c)	264,124	559,943
Avidity Biosciences, Inc.(b)	32,345	526,900
Blueprint Medicines Corp.(b)(c)	10,662	544,402
Boston Scientific Corp.(b)	15,451	634,264
CareDx, Inc.(b)(c)	23,429	557,376
ChemoCentryx, Inc.(b)(c)	25,064	592,012
Cigna Corp.	2,212	609,096
Cymabay Therapeutics, Inc.(b)	189,388	592,784
Encompass Health Corp.	11,974	606,124
Figs, Inc., Class A(b)(c)	56,471	596,899
Health Catalyst, Inc.(b)(c)	36,744	615,095
InflaRx N.V. (Germany)(c)	205,201	562,251
Jounce Therapeutics, Inc.(b)(c)	173,745	533,397
Mirum Pharmaceuticals, Inc.(b)(c)	23,953	601,220
NGM Biopharmaceuticals, Inc.(b)(c)	37,444	542,189
Ocular Therapeutix, Inc.(b)(c)	130,309	583,784
PolyPid Ltd. (Israel)(c)	10,672	53,894
QuidelOrtho Corp.(b)	5,625	573,975
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
REGENXBIO, Inc.(b)(c)	18,355	$575,796
Sol-Gel Technologies Ltd. (Israel)(c)	8,966	50,568
Tarsus Pharmaceuticals, Inc.(b)(c)	37,951	570,024
Tenet Healthcare Corp.(b)	9,892	654,059
UnitedHealth Group, Inc.	1,127	611,217
VBI Vaccines, Inc.(b)	627,460	533,780
		16,512,967
Industrials-12.81%
Ads-Tec Energy PLC (Ireland)(b)(c)	20,618	150,099
Axon Enterprise, Inc.(b)	5,638	621,251
Bloom Energy Corp., Class A(b)(c)	33,428	676,248
Byrna Technologies, Inc.(b)(c)	66,704	546,306
Casella Waste Systems, Inc., Class A(b)(c)	7,792	630,762
Clean Harbors, Inc.(b)	6,383	622,917
Construction Partners, Inc.(b)(c)	25,765	612,692
Copa Holdings S.A., Class A (Panama)(c)	9,105	612,038
Delta Air Lines, Inc.(b)	18,429	586,042
Federal Signal Corp.	15,553	645,761
Forward Air Corp.	6,047	634,512
FTC Solar, Inc.(b)(c)	138,262	694,075
Griffon Corp.	21,395	642,064
PACCAR, Inc.	6,970	637,894
ReneSola Ltd., ADR (China)(b)	116,173	729,567
Ryanair Holdings PLC, ADR (Ireland)(b)(c)	8,143	594,439
Shyft Group, Inc. (The)(c)	25,443	659,991
Southwest Airlines Co.(b)	14,405	549,119
Tecnoglass, Inc.	28,901	647,671
TPI Composites, Inc.(b)(c)	45,588	750,834
Union Pacific Corp.	2,780	631,894
United Parcel Service, Inc., Class B	3,150	613,904
Wabash National Corp.	36,720	663,163
Waste Connections, Inc.	4,616	615,636
WESCO International, Inc.(b)	5,177	661,828
		15,430,707
Information Technology-15.84%
Advanced Micro Devices, Inc.(b)	6,466	610,843
Alarm.com Holdings, Inc.(b)	8,283	586,188
Avnet, Inc.	12,931	619,007
Cambium Networks Corp.(b)(c)	33,657	634,434
Cognex Corp.	11,935	608,446
Edgio, Inc.(b)(c)	246,442	623,498
EngageSmart, Inc.(b)	31,247	589,631
Envestnet, Inc.(b)	10,731	625,295
Fastly, Inc., Class A(b)(c)	46,746	531,502
Fidelity National Information Services, Inc.	5,955	608,363
Flywire Corp.(b)(c)	25,598	600,529
GoDaddy, Inc., Class A(b)(c)	7,834	581,126
HubSpot, Inc.(b)	1,847	568,876
I3 Verticals, Inc., Class A(b)(c)	21,758	590,295
Itron, Inc.(b)	10,827	632,297
Jabil, Inc.	10,406	617,492
KVH Industries, Inc.(b)(c)	67,749	583,996
Microchip Technology, Inc.	8,897	612,647
Micron Technology, Inc.	9,255	572,514
MiX Telematics Ltd., ADR (South Africa)	21,365	167,288
New Relic, Inc.(b)	9,418	571,390
nLight, Inc.(b)	51,441	630,667
NVIDIA Corp.	3,263	592,659
Palantir Technologies, Inc., Class A(b)	56,148	581,132
Ping Identity Holding Corp.(b)(c)	30,051	515,375
Pure Storage, Inc., Class A(b)(c)	21,371	605,868
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	3,779	$548,182
RingCentral, Inc., Class A(b)	10,110	500,344
Roper Technologies, Inc.	1,427	623,128
salesforce.com, inc.(b)	3,178	584,816
SS&C Technologies Holdings, Inc.(c)	9,424	557,618
TD SYNNEX Corp.	6,021	604,629
UserTesting, Inc.(b)(c)	94,847	600,381
		19,080,456
Materials-1.01%
Graphic Packaging Holding Co.	27,523	612,387
Scotts Miracle-Gro Co. (The)(c)	6,755	600,857
		1,213,244
Real Estate-12.30%
Agree Realty Corp.	7,788	619,847
American Homes 4 Rent, Class A	16,213	614,148
CareTrust REIT, Inc.	30,005	619,603
CubeSmart	13,609	624,245
Cushman & Wakefield PLC(b)(c)	36,744	617,299
Digital Realty Trust, Inc.	4,708	623,575
DigitalBridge Group, Inc.(b)	113,487	621,909
EPR Properties	11,426	614,833
Equinix, Inc.	906	637,588
Federal Realty OP L.P.	5,758	608,102
Gaming and Leisure Properties, Inc.	11,680	607,243
Invitation Homes, Inc.	16,262	634,706
Kite Realty Group Trust(c)	31,413	624,805
Medical Properties Trust, Inc.(c)	36,268	625,260
National Retail Properties, Inc.	12,880	613,217
PotlatchDeltic Corp.	12,516	613,660
Prologis, Inc.	4,687	621,309
Public Storage	1,845	602,227
SBA Communications Corp., Class A	1,837	616,846
Uniti Group, Inc.	59,615	594,362
Ventas, Inc.	11,484	617,610
VICI Properties, Inc.	17,854	610,428
Welltower, Inc.	7,242	625,274
Weyerhaeuser Co.	16,592	602,621
		14,810,717
Utilities-0.65%
Sunnova Energy International, Inc.(b)(c)	29,990	780,340
Total Common Stocks & Other Equity Interests (Cost $108,861,395)		120,396,558
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $36,673)	36,673	36,673
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $108,898,068)		120,433,231
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.13%
Invesco Private Government Fund, 1.77%(d)(e)(f)	6,142,043	6,142,043

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	15,689,567	$15,689,567
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,832,374)		21,831,610
TOTAL INVESTMENTS IN SECURITIES-118.13% (Cost $130,730,442)		142,264,841
OTHER ASSETS LESS LIABILITIES-(18.13)%		(21,836,989)
NET ASSETS-100.00%		$120,427,852
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,638	$395,499	$(368,464)	$-	$-	$36,673	$39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,869,651	9,362,778	(10,090,386)	-	-	6,142,043	17,619*
Invesco Private Prime Fund	15,899,917	21,880,138	(22,090,478)	(2,713)	2,703	15,689,567	50,299*
Total	$22,779,206	$31,638,415	$(32,549,328)	$(2,713)	$2,703	$21,868,283	$67,957

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-107.55%
Communication Services-9.05%
Activision Blizzard, Inc.	2,942	$235,213
Alphabet, Inc., Class A(b)	22,620	2,631,158
Alphabet, Inc., Class C(b)	20,740	2,419,114
AT&T, Inc.	26,935	505,839
Charter Communications, Inc., Class A(b)	436	188,396
Comcast Corp., Class A	16,820	631,086
DISH Network Corp., Class A(b)	944	16,397
Electronic Arts, Inc.	1,058	138,841
Fox Corp., Class A	1,172	38,805
Fox Corp., Class B	544	16,810
Interpublic Group of Cos., Inc. (The)	1,481	44,238
Live Nation Entertainment, Inc.(b)	516	48,499
Lumen Technologies, Inc.	3,498	38,093
Match Group, Inc.(b)	1,075	78,808
Meta Platforms, Inc., Class A(b)	8,629	1,372,874
Netflix, Inc.(b)	1,672	376,033
News Corp., Class A	1,462	25,059
News Corp., Class B	452	7,811
Omnicom Group, Inc.	774	54,056
Paramount Global, Class B	2,289	54,135
Take-Two Interactive Software, Inc.(b)	595	78,974
T-Mobile US, Inc.(b)	2,217	317,164
Twitter, Inc.(b)	2,870	119,421
Verizon Communications, Inc.	15,801	729,848
Walt Disney Co. (The)(b)	6,853	727,103
Warner Bros Discovery, Inc.(b)	8,309	124,635
		11,018,410
Consumer Discretionary-12.36%
Advance Auto Parts, Inc.	230	44,533
Amazon.com, Inc.(b)	32,921	4,442,689
Aptiv PLC(b)	1,019	106,883
AutoZone, Inc.(b)	75	160,304
Bath & Body Works, Inc.	897	31,879
Best Buy Co., Inc.	761	58,589
Booking Holdings, Inc.(b)	153	296,161
BorgWarner, Inc.	901	34,653
Caesars Entertainment, Inc.(b)	807	36,872
CarMax, Inc.(b)	604	60,122
Carnival Corp.(b)	3,053	27,660
Chipotle Mexican Grill, Inc.(b)	105	164,243
D.R. Horton, Inc.	1,206	94,104
Darden Restaurants, Inc.	469	58,386
Dollar General Corp.	861	213,898
Dollar Tree, Inc.(b)	847	140,060
Domino’s Pizza, Inc.	136	53,327
eBay, Inc.	2,106	102,415
Etsy, Inc.(b)	478	49,578
Expedia Group, Inc.(b)	570	60,449
Ford Motor Co.	14,857	218,249
Garmin Ltd.	574	56,034
General Motors Co.(b)	5,486	198,922
Genuine Parts Co.	533	81,480
Hasbro, Inc.	494	38,888
Hilton Worldwide Holdings, Inc.	1,048	134,217
Home Depot, Inc. (The)	3,888	1,170,055
Las Vegas Sands Corp.(b)	1,293	48,733
Lennar Corp., Class A	973	82,705
LKQ Corp.	979	53,688
Lowe’s Cos., Inc.	2,488	476,527
Marriott International, Inc., Class A	1,034	164,220
McDonald’s Corp.	2,782	732,695
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International	1,331	$43,564
Mohawk Industries, Inc.(b)	194	24,925
Newell Brands, Inc.	1,385	27,991
NIKE, Inc., Class B	4,773	548,513
Norwegian Cruise Line Holdings Ltd.(b)	1,576	19,148
NVR, Inc.(b)	12	52,717
O’Reilly Automotive, Inc.(b)	248	174,490
Penn National Gaming, Inc.(b)	615	21,248
Pool Corp.	151	54,013
PulteGroup, Inc.	894	38,996
PVH Corp.	254	15,728
Ralph Lauren Corp.	174	17,162
Ross Stores, Inc.	1,323	107,507
Royal Caribbean Cruises Ltd.(b)	844	32,671
Starbucks Corp.	4,315	365,826
Tapestry, Inc.	948	31,881
Target Corp.	1,740	284,281
Tesla, Inc.(b)	3,158	2,815,199
TJX Cos., Inc. (The)	4,419	270,266
Tractor Supply Co.	421	80,613
Ulta Beauty, Inc.(b)	197	76,615
VF Corp.	1,215	54,286
Whirlpool Corp.	212	36,649
Wynn Resorts Ltd.(b)	397	25,202
Yum! Brands, Inc.	1,073	131,485
		15,044,194
Consumer Staples-7.10%
Altria Group, Inc.	6,812	298,774
Archer-Daniels-Midland Co.	2,117	175,224
Brown-Forman Corp., Class B	688	51,063
Campbell Soup Co.	760	37,506
Church & Dwight Co., Inc.	914	80,405
Clorox Co. (The)	463	65,672
Coca-Cola Co. (The)	14,679	941,951
Colgate-Palmolive Co.	3,153	248,267
Conagra Brands, Inc.	1,805	61,749
Constellation Brands, Inc., Class A	612	150,742
Costco Wholesale Corp.	1,668	902,888
Estee Lauder Cos., Inc. (The), Class A	872	238,143
General Mills, Inc.	2,265	169,399
Hershey Co. (The)	549	125,150
Hormel Foods Corp.	1,067	52,646
JM Smucker Co. (The)	408	53,987
Kellogg Co.	954	70,520
Keurig Dr Pepper, Inc.	2,775	107,504
Kimberly-Clark Corp.	1,268	167,110
Kraft Heinz Co. (The)	2,671	98,373
Kroger Co. (The)	2,469	114,660
Lamb Weston Holdings, Inc.	544	43,335
McCormick & Co., Inc.	942	82,284
Molson Coors Beverage Co., Class B	709	42,363
Mondelez International, Inc., Class A	5,207	333,456
Monster Beverage Corp.(b)	1,415	140,962
PepsiCo, Inc.	5,202	910,142
Philip Morris International, Inc.	5,832	566,579
Procter & Gamble Co. (The)	9,027	1,253,941
Sysco Corp.	1,917	162,753
Tyson Foods, Inc., Class A	1,097	96,547
Walgreens Boots Alliance, Inc.	2,697	106,855
Walmart, Inc.	5,282	697,488
		8,648,438
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Energy-4.71%
APA Corp.	1,272	$47,280
Baker Hughes Co., Class A	3,519	90,403
Chevron Corp.	7,392	1,210,662
ConocoPhillips	4,866	474,094
Coterra Energy, Inc.	3,032	92,749
Devon Energy Corp.	2,310	145,183
Diamondback Energy, Inc.	628	80,397
EOG Resources, Inc.	2,204	245,129
Exxon Mobil Corp.	15,849	1,536,244
Halliburton Co.	3,393	99,415
Hess Corp.	1,043	117,306
Kinder Morgan, Inc.	7,337	131,993
Marathon Oil Corp.	2,662	66,018
Marathon Petroleum Corp.	2,036	186,620
Occidental Petroleum Corp.	3,350	220,262
ONEOK, Inc.	1,680	100,363
Phillips 66	1,810	161,090
Pioneer Natural Resources Co.	847	200,697
Schlumberger N.V.	5,318	196,925
Valero Energy Corp.	1,535	170,032
Williams Cos., Inc. (The)	4,583	156,234
		5,729,096
Financials-11.44%
Aflac, Inc.	2,230	127,779
Allstate Corp. (The)	1,034	120,947
American Express Co.	2,295	353,476
American International Group, Inc.	2,980	154,275
Ameriprise Financial, Inc.	414	111,747
Aon PLC, Class A	799	232,541
Arthur J. Gallagher & Co.	791	141,581
Assurant, Inc.	204	35,859
Bank of America Corp.	26,676	901,916
Bank of New York Mellon Corp. (The)	2,796	121,514
Berkshire Hathaway, Inc., Class B(b)	6,807	2,046,184
BlackRock, Inc.	536	358,680
Brown & Brown, Inc.	881	57,353
Capital One Financial Corp.	1,479	162,439
Cboe Global Markets, Inc.	400	49,352
Charles Schwab Corp. (The)	5,674	391,790
Chubb Ltd.	1,594	300,692
Cincinnati Financial Corp.	561	54,608
Citigroup, Inc.	7,307	379,233
Citizens Financial Group, Inc.	1,845	70,055
CME Group, Inc., Class A	1,353	269,896
Comerica, Inc.	492	38,263
Discover Financial Services	1,057	106,757
Everest Re Group Ltd.	148	38,680
FactSet Research Systems, Inc.	143	61,444
Fifth Third Bancorp	2,582	88,098
First Republic Bank	675	109,829
Franklin Resources, Inc.	1,054	28,932
Globe Life, Inc.	341	34,349
Goldman Sachs Group, Inc. (The)	1,292	430,740
Hartford Financial Services Group, Inc. (The)	1,237	79,749
Huntington Bancshares, Inc.	5,415	71,965
Intercontinental Exchange, Inc.	2,100	214,179
Invesco Ltd.(c)	1,267	22,477
JPMorgan Chase & Co.	11,051	1,274,843
KeyCorp	3,508	64,196
Lincoln National Corp.	608	31,215
Loews Corp.	731	42,581
M&T Bank Corp.	675	119,779
	Shares	Value
Financials-(continued)
MarketAxess Holdings, Inc.	142	$38,451
Marsh & McLennan Cos., Inc.	1,889	309,720
MetLife, Inc.	2,601	164,513
Moody’s Corp.	604	187,391
Morgan Stanley	5,265	443,839
MSCI, Inc.	305	146,809
Nasdaq, Inc.	434	78,511
Northern Trust Corp.	784	78,227
PNC Financial Services Group, Inc. (The)	1,556	258,203
Principal Financial Group, Inc.	884	59,175
Progressive Corp. (The)	2,201	253,247
Prudential Financial, Inc.	1,411	141,086
Raymond James Financial, Inc.	731	71,982
Regions Financial Corp.	3,516	74,469
S&P Global, Inc.	1,306	492,271
Signature Bank	237	43,980
State Street Corp.	1,381	98,106
SVB Financial Group(b)	222	89,588
Synchrony Financial	1,887	63,177
T. Rowe Price Group, Inc.	855	105,567
Travelers Cos., Inc. (The)	903	143,306
Truist Financial Corp.	5,009	252,804
U.S. Bancorp	5,087	240,106
W.R. Berkley Corp.	789	49,336
Wells Fargo & Co.	14,261	625,630
Willis Towers Watson PLC	419	86,708
Zions Bancorporation N.A.	569	31,039
		13,927,234
Health Care-15.40%
Abbott Laboratories	6,587	716,929
AbbVie, Inc.	6,649	954,198
ABIOMED, Inc.(b)	171	50,105
Agilent Technologies, Inc.	1,129	151,399
Align Technology, Inc.(b)	276	77,548
AmerisourceBergen Corp.	567	82,742
Amgen, Inc.	2,009	497,167
Baxter International, Inc.	1,895	111,161
Becton, Dickinson and Co.	1,073	262,145
Biogen, Inc.(b)	551	118,498
Bio-Rad Laboratories, Inc., Class A(b)	82	46,187
Bio-Techne Corp.	148	57,021
Boston Scientific Corp.(b)	5,379	220,808
Bristol-Myers Squibb Co.	8,011	591,052
Cardinal Health, Inc.	1,025	61,049
Catalent, Inc.(b)	674	76,229
Centene Corp.(b)	2,201	204,627
Charles River Laboratories International, Inc.(b)	192	48,104
Cigna Corp.	1,194	328,780
Cooper Cos., Inc. (The)	185	60,495
CVS Health Corp.	4,934	472,085
Danaher Corp.	2,435	709,729
DaVita, Inc.(b)	228	19,188
DENTSPLY SIRONA, Inc.	811	29,326
DexCom, Inc.(b)	1,477	121,232
Edwards Lifesciences Corp.(b)	2,339	235,163
Elevance Health, Inc.	908	433,207
Eli Lilly and Co.	2,967	978,190
Gilead Sciences, Inc.	4,719	281,960
HCA Healthcare, Inc.	856	181,832
Henry Schein, Inc.(b)	520	40,992
Hologic, Inc.(b)	939	67,026
Humana, Inc.	475	228,950

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	316	$126,141
Illumina, Inc.(b)	591	128,058
Incyte Corp.(b)	708	54,997
Intuitive Surgical, Inc.(b)	1,351	310,960
IQVIA Holdings, Inc.(b)	712	171,072
Johnson & Johnson	9,900	1,727,748
Laboratory Corp. of America Holdings	349	91,504
McKesson Corp.	547	186,844
Medtronic PLC	5,047	466,948
Merck & Co., Inc.	9,515	850,070
Mettler-Toledo International, Inc.(b)	86	116,077
Moderna, Inc.(b)	1,302	213,645
Molina Healthcare, Inc.(b)	221	72,426
Organon & Co.	954	30,261
PerkinElmer, Inc.	474	72,603
Pfizer, Inc.	21,111	1,066,317
Quest Diagnostics, Inc.	441	60,227
Regeneron Pharmaceuticals, Inc.(b)	407	236,748
ResMed, Inc.	550	132,286
STERIS PLC	377	85,070
Stryker Corp.	1,266	271,874
Teleflex, Inc.	176	42,321
Thermo Fisher Scientific, Inc.	1,473	881,458
UnitedHealth Group, Inc.	3,529	1,913,918
Universal Health Services, Inc., Class B	253	28,455
Vertex Pharmaceuticals, Inc.(b)	962	269,754
Viatris, Inc.	4,561	44,196
Waters Corp.(b)	227	82,635
West Pharmaceutical Services, Inc.	279	95,853
Zimmer Biomet Holdings, Inc.	789	87,098
Zoetis, Inc.	1,771	323,296
		18,755,984
Industrials-8.42%
3M Co.	2,141	306,677
A.O. Smith Corp.	490	31,002
Alaska Air Group, Inc.(b)	475	21,057
Allegion PLC	330	34,881
American Airlines Group, Inc.(b)	2,444	33,507
AMETEK, Inc.	869	107,322
Boeing Co. (The)(b)	2,092	333,277
C.H. Robinson Worldwide, Inc.	478	52,915
Carrier Global Corp.	3,191	129,331
Caterpillar, Inc.	2,006	397,689
Cintas Corp.	327	139,135
Copart, Inc.(b)	804	102,992
CSX Corp.	8,181	264,492
Cummins, Inc.	531	117,516
Deere & Co.	1,051	360,682
Delta Air Lines, Inc.(b)	2,412	76,702
Dover Corp.	542	72,455
Eaton Corp. PLC	1,501	222,733
Emerson Electric Co.	2,235	201,306
Equifax, Inc.	460	96,099
Expeditors International of Washington, Inc.	632	67,150
Fastenal Co.	2,166	111,246
FedEx Corp.	897	209,082
Fortive Corp.	1,349	86,943
Fortune Brands Home & Security, Inc.	493	34,352
Generac Holdings, Inc.(b)	240	64,392
General Dynamics Corp.	867	196,523
General Electric Co.	4,141	306,061
Honeywell International, Inc.	2,561	492,890
	Shares	Value
Industrials-(continued)
Howmet Aerospace, Inc.	1,415	$52,539
Huntington Ingalls Industries, Inc.	151	32,743
IDEX Corp.	286	59,703
Illinois Tool Works, Inc.	1,067	221,680
Ingersoll Rand, Inc.	1,528	76,080
J.B. Hunt Transport Services, Inc.	315	57,730
Jacobs Engineering Group, Inc.	483	66,316
Johnson Controls International PLC	2,618	141,136
L3Harris Technologies, Inc.	725	173,978
Leidos Holdings, Inc.	514	54,998
Lockheed Martin Corp.	891	368,705
Masco Corp.	887	49,122
Nielsen Holdings PLC	1,354	32,428
Nordson Corp.	203	46,891
Norfolk Southern Corp.	896	225,048
Northrop Grumman Corp.	550	263,395
Old Dominion Freight Line, Inc.	345	104,711
Otis Worldwide Corp.	1,590	124,290
PACCAR, Inc.	1,308	119,708
Parker-Hannifin Corp.	483	139,630
Pentair PLC	622	30,410
Quanta Services, Inc.	541	75,053
Raytheon Technologies Corp.	5,595	521,510
Republic Services, Inc.	785	108,848
Robert Half International, Inc.	416	32,922
Rockwell Automation, Inc.	437	111,557
Rollins, Inc.	852	32,862
Snap-on, Inc.	201	45,034
Southwest Airlines Co.(b)	2,231	85,046
Stanley Black & Decker, Inc.	568	55,283
Textron, Inc.	809	53,103
Trane Technologies PLC	880	129,351
TransDigm Group, Inc.(b)	195	121,356
Union Pacific Corp.	2,363	537,110
United Airlines Holdings, Inc.(b)	1,229	45,166
United Parcel Service, Inc., Class B	2,763	538,481
United Rentals, Inc.(b)	269	86,798
Verisk Analytics, Inc.	594	113,009
W.W. Grainger, Inc.	161	87,508
Wabtec Corp.	687	64,214
Waste Management, Inc.	1,437	236,473
Xylem, Inc.	678	62,396
		10,254,730
Information Technology-30.02%
Accenture PLC, Class A	2,383	729,818
Adobe, Inc.(b)	1,778	729,193
Advanced Micro Devices, Inc.(b)	6,097	575,984
Akamai Technologies, Inc.(b)	603	58,021
Amphenol Corp., Class A	2,247	173,311
Analog Devices, Inc.	1,969	338,589
ANSYS, Inc.(b)	327	91,230
Apple, Inc.	57,850	9,401,203
Applied Materials, Inc.	3,324	352,278
Arista Networks, Inc.(b)	847	98,786
Autodesk, Inc.(b)	819	177,166
Automatic Data Processing, Inc.	1,571	378,800
Broadcom, Inc.	1,536	822,497
Broadridge Financial Solutions, Inc.	441	70,803
Cadence Design Systems, Inc.(b)	1,037	192,965
CDW Corp.	509	92,399
Ceridian HCM Holding, Inc.(b)	517	28,316
Cisco Systems, Inc.	15,630	709,133

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Citrix Systems, Inc.	469	$47,561
Cognizant Technology Solutions Corp., Class A	1,961	133,270
Corning, Inc.	2,860	105,134
DXC Technology Co.(b)	920	29,072
Enphase Energy, Inc.(b)	508	144,363
EPAM Systems, Inc.(b)	215	75,089
F5, Inc.(b)	228	38,158
Fidelity National Information Services, Inc.	2,298	234,764
Fiserv, Inc.(b)	2,189	231,334
FleetCor Technologies, Inc.(b)	291	64,046
Fortinet, Inc.(b)	2,506	149,483
Gartner, Inc.(b)	303	80,440
Global Payments, Inc.	1,060	129,659
Hewlett Packard Enterprise Co.	4,891	69,648
HP, Inc.	3,964	132,358
Intel Corp.	15,385	558,629
International Business Machines Corp.	3,384	442,593
Intuit, Inc.	1,064	485,365
Jack Henry & Associates, Inc.	274	56,929
Juniper Networks, Inc.	1,216	34,084
Keysight Technologies, Inc.(b)	685	111,381
KLA Corp.	561	215,166
Lam Research Corp.	522	261,266
Mastercard, Inc., Class A	3,231	1,143,095
Microchip Technology, Inc.	2,092	144,055
Micron Technology, Inc.	4,201	259,874
Microsoft Corp.	28,139	7,899,743
Monolithic Power Systems, Inc.	165	76,679
Motorola Solutions, Inc.	630	150,312
NetApp, Inc.	837	59,703
NortonLifeLock, Inc.	2,189	53,696
NVIDIA Corp.	9,421	1,711,136
NXP Semiconductors N.V. (China)	988	181,673
ON Semiconductor Corp.(b)	1,635	109,185
Oracle Corp.	5,923	461,046
Paychex, Inc.	1,209	155,091
Paycom Software, Inc.(b)	181	59,819
PayPal Holdings, Inc.(b)	4,357	377,011
PTC, Inc.(b)	396	48,858
Qorvo, Inc.(b)	408	42,461
QUALCOMM, Inc.	4,214	611,283
Roper Technologies, Inc.	399	174,231
salesforce.com, inc.(b)	3,738	687,867
Seagate Technology Holdings PLC	743	59,425
ServiceNow, Inc.(b)	754	336,782
Skyworks Solutions, Inc.	605	65,872
SolarEdge Technologies, Inc.(b)	209	75,267
Synopsys, Inc.(b)	576	211,680
TE Connectivity Ltd. (Switzerland)	1,212	162,081
Teledyne Technologies, Inc.(b)	176	68,886
Teradyne, Inc.	602	60,736
Texas Instruments, Inc.	3,469	620,569
Trimble, Inc.(b)	941	65,334
Tyler Technologies, Inc.(b)	156	62,244
VeriSign, Inc.(b)	359	67,908
Visa, Inc., Class A	6,192	1,313,385
Western Digital Corp.(b)	1,178	57,840
Zebra Technologies Corp., Class A(b)	198	70,823
		36,555,934
Materials-2.71%
Air Products and Chemicals, Inc.	834	207,024
Albemarle Corp.	440	107,496
	Shares	Value
Materials-(continued)
Amcor PLC	5,654	$73,219
Avery Dennison Corp.	307	58,471
Ball Corp.	1,204	88,398
Celanese Corp.	408	47,944
CF Industries Holdings, Inc.	785	74,960
Corteva, Inc.	2,723	156,709
Dow, Inc.	2,740	145,796
DuPont de Nemours, Inc.	1,914	117,194
Eastman Chemical Co.	484	46,430
Ecolab, Inc.	935	154,434
FMC Corp.	473	52,550
Freeport-McMoRan, Inc.	5,452	172,011
International Flavors & Fragrances, Inc.	959	118,964
International Paper Co.	1,394	59,621
Linde PLC (United Kingdom)	1,894	571,988
LyondellBasell Industries N.V., Class A	974	86,803
Martin Marietta Materials, Inc.	235	82,739
Mosaic Co. (The)	1,362	71,723
Newmont Corp.	2,987	135,251
Nucor Corp.	1,001	135,936
Packaging Corp. of America	353	49,635
PPG Industries, Inc.	888	114,810
Sealed Air Corp.	550	33,616
Sherwin-Williams Co. (The)	900	217,746
Vulcan Materials Co.	500	82,665
WestRock Co.	959	40,623
		3,304,756
Real Estate-3.12%
Alexandria Real Estate Equities, Inc.	559	92,671
American Tower Corp.	1,749	473,682
AvalonBay Communities, Inc.	526	112,532
Boston Properties, Inc.	537	48,953
Camden Property Trust	401	56,581
CBRE Group, Inc., Class A(b)	1,230	105,313
Crown Castle, Inc.	1,630	294,476
Digital Realty Trust, Inc.	1,071	141,854
Duke Realty Corp.	1,446	90,462
Equinix, Inc.	342	240,679
Equity Residential	1,287	100,888
Essex Property Trust, Inc.	246	70,486
Extra Space Storage, Inc.	506	95,897
Federal Realty OP L.P.	269	28,409
Healthpeak Properties, Inc.	2,030	56,089
Host Hotels & Resorts, Inc.	2,689	47,891
Iron Mountain, Inc.	1,093	53,000
Kimco Realty Corp.	2,325	51,406
Mid-America Apartment Communities, Inc.	434	80,607
Prologis, Inc.	2,785	369,180
Public Storage	574	187,359
Realty Income Corp.	2,263	167,439
Regency Centers Corp.	583	37,563
SBA Communications Corp., Class A	406	136,331
Simon Property Group, Inc.	1,235	134,170
UDR, Inc.	1,126	54,498
Ventas, Inc.	1,504	80,885
VICI Properties, Inc.	3,623	123,870
Vornado Realty Trust	598	18,173
Welltower, Inc.	1,708	147,469
Weyerhaeuser Co.	2,801	101,732
		3,800,545

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-3.22%
AES Corp. (The)	2,513	$55,839
Alliant Energy Corp.	944	57,518
Ameren Corp.	972	90,513
American Electric Power Co., Inc.	1,932	190,418
American Water Works Co., Inc.	684	106,321
Atmos Energy Corp.	523	63,487
CenterPoint Energy, Inc.	2,368	75,042
CMS Energy Corp.	1,092	75,053
Consolidated Edison, Inc.	1,333	132,327
Constellation Energy Corp.	1,229	81,237
Dominion Energy, Inc.	3,052	250,203
DTE Energy Co.	729	94,989
Duke Energy Corp.	2,897	318,467
Edison International	1,434	97,182
Entergy Corp.	766	88,190
Evergy, Inc.	863	58,908
Eversource Energy	1,297	114,421
Exelon Corp.	3,688	171,455
	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	2,148	$88,283
NextEra Energy, Inc.	7,391	624,466
NiSource, Inc.	1,527	46,421
NRG Energy, Inc.	892	33,673
Pinnacle West Capital Corp.	425	31,225
PPL Corp.	2,769	80,522
Public Service Enterprise Group, Inc.	1,879	123,394
Sempra Energy	1,183	196,141
Southern Co. (The)	3,998	307,406
WEC Energy Group, Inc.	1,187	123,222
Xcel Energy, Inc.	2,049	149,946
		3,926,269
TOTAL INVESTMENTS IN SECURITIES-107.55% (Cost $105,338,869)		130,965,590
OTHER ASSETS LESS LIABILITIES-(7.55)%		(9,195,214)
NET ASSETS-100.00%		$121,770,376

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Ltd.	$24,206	$1,738	$(2,609)	$(311)	$(547)	$22,477	$247
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	535,596	(535,596)	-	-	-	139
Total	$24,206	$537,334	$(538,205)	$(311)	$(547)	$22,477	$386

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	08/19/2022	315	$ 3,850	$121,275,000	$(9,226,350)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.72%
Electronic Arts, Inc.	119,908	$15,735,527
Interpublic Group of Cos., Inc. (The)	190,763	5,698,091
Meta Platforms, Inc., Class A(b)	928,381	147,705,417
		169,139,035
Consumer Discretionary-2.27%
Best Buy Co., Inc.	99,706	7,676,365
eBay, Inc.	269,008	13,081,859
NVR, Inc.(b)	1,618	7,108,036
PVH Corp.	30,903	1,913,514
Ralph Lauren Corp.(c)	20,766	2,048,150
Tapestry, Inc.	126,752	4,262,670
Target Corp.	213,824	34,934,565
Ulta Beauty, Inc.(b)	26,777	10,413,843
		81,439,002
Consumer Staples-13.59%
Coca-Cola Co. (The)	1,671,393	107,253,289
Costco Wholesale Corp.	194,241	105,142,653
Kraft Heinz Co. (The)	311,773	11,482,599
PepsiCo, Inc.	600,554	105,072,928
Procter & Gamble Co. (The)	1,051,511	146,065,393
Tyson Foods, Inc., Class A	135,400	11,916,554
		486,933,416
Energy-11.81%
Baker Hughes Co., Class A(c)	376,776	9,679,375
Chevron Corp.	837,126	137,104,496
EOG Resources, Inc.	256,063	28,479,327
Exxon Mobil Corp.	1,745,405	169,182,107
Marathon Oil Corp.	360,612	8,943,177
Marathon Petroleum Corp.	270,801	24,821,620
Occidental Petroleum Corp.(c)	433,497	28,502,428
Phillips 66	183,965	16,372,885
		423,085,415
Financials-12.62%
Allstate Corp. (The)	146,345	17,117,975
American International Group, Inc.	374,561	19,391,023
Ameriprise Financial, Inc.	71,234	19,227,481
Assurant, Inc.	27,199	4,781,040
Charles Schwab Corp. (The)	788,900	54,473,545
CME Group, Inc., Class A	152,714	30,463,389
FactSet Research Systems, Inc.	17,568	7,548,618
Fifth Third Bancorp	300,149	10,241,084
First Republic Bank	92,288	15,016,180
Hartford Financial Services Group, Inc. (The)	147,068	9,481,474
KeyCorp	412,442	7,547,689
Lincoln National Corp.	79,071	4,059,505
Loews Corp.	85,496	4,980,142
MarketAxess Holdings, Inc.	16,688	4,518,777
PNC Financial Services Group, Inc. (The)	185,077	30,711,677
Raymond James Financial, Inc.	94,202	9,276,071
Regions Financial Corp.	438,488	9,287,176
S&P Global, Inc.	153,074	57,698,183
State Street Corp.	182,350	12,954,144
Truist Financial Corp.	585,004	29,525,152
Wells Fargo & Co.	1,847,635	81,055,747
Willis Towers Watson PLC	62,597	12,953,823
		452,309,895
	Shares	Value
Health Care-7.31%
Abbott Laboratories	804,529	$87,564,937
Biogen, Inc.(b)	60,814	13,078,659
Bristol-Myers Squibb Co.	925,490	68,282,652
IDEXX Laboratories, Inc.(b)	45,234	18,056,508
Quest Diagnostics, Inc.	55,242	7,544,400
ResMed, Inc.	62,993	15,151,076
Teleflex, Inc.	20,888	5,022,729
Waters Corp.(b)	26,471	9,636,238
Zoetis, Inc.	206,086	37,620,999
		261,958,198
Industrials-5.76%
3M Co.(c)	252,767	36,206,345
Allegion PLC	41,931	4,432,107
Carrier Global Corp.	374,267	15,169,041
Cintas Corp.	39,771	16,922,163
Fastenal Co.	250,351	12,858,027
Illinois Tool Works, Inc.	127,960	26,584,970
Ingersoll Rand, Inc.	171,171	8,524,316
L3Harris Technologies, Inc.	82,410	19,775,928
Nordson Corp.	23,738	5,483,241
Northrop Grumman Corp.	62,414	29,890,064
Old Dominion Freight Line, Inc.	42,465	12,888,552
Robert Half International, Inc.(c)	51,355	4,064,235
Rollins, Inc.(c)	96,456	3,720,308
W.W. Grainger, Inc.	18,189	9,886,267
		206,405,564
Information Technology-35.98%
Apple, Inc.	1,233,804	200,505,488
Applied Materials, Inc.	413,832	43,857,915
Automatic Data Processing, Inc.	227,410	54,833,099
Broadcom, Inc.	187,546	100,427,132
Cadence Design Systems, Inc.(b)	121,472	22,603,510
Cisco Systems, Inc.	1,844,434	83,681,971
Jack Henry & Associates, Inc.	33,816	7,025,950
KLA Corp.	80,027	30,693,556
Lam Research Corp.	75,046	37,561,273
Mastercard, Inc., Class A	369,712	130,800,408
Microsoft Corp.	675,089	189,524,486
Paychex, Inc.	156,558	20,083,260
Qorvo, Inc.(b)	51,153	5,323,493
QUALCOMM, Inc.	555,797	80,623,913
Roper Technologies, Inc.	50,091	21,873,237
Teradyne, Inc.(c)	91,261	9,207,322
Texas Instruments, Inc.	414,793	74,202,320
Visa, Inc., Class A(c)	832,090	176,494,610
		1,289,322,943
Materials-5.00%
CF Industries Holdings, Inc.	123,589	11,801,514
Corteva, Inc.	312,740	17,998,187
DuPont de Nemours, Inc.	253,497	15,521,621
Freeport-McMoRan, Inc.	637,674	20,118,615
International Paper Co.	193,948	8,295,156
Linde PLC (United Kingdom)	227,513	68,708,926
LyondellBasell Industries N.V., Class A	129,042	11,500,223
Mosaic Co. (The)	175,118	9,221,714
Newmont Corp.	353,952	16,026,946
		179,192,902
Real Estate-0.34%
Weyerhaeuser Co.	340,105	12,352,614
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-0.54%
Constellation Energy Corp.	140,184	$9,266,162
PPL Corp.	348,781	10,142,552
		19,408,714
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $3,314,422,642)		3,581,547,698
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.55%
Invesco Private Government Fund, 1.77%(d)(e)(f)	45,660,969	45,660,969
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	117,413,920	$117,413,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,075,378)		163,074,889
TOTAL INVESTMENTS IN SECURITIES-104.49% (Cost $3,477,498,020)		3,744,622,587
OTHER ASSETS LESS LIABILITIES-(4.49)%		(160,831,834)
NET ASSETS-100.00%		$3,583,790,753

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,565,324	$(18,565,324)	$-	$-	$-	$4,437
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	70,708,076	148,022,362	(173,069,469)	-	-	45,660,969	145,659*
Invesco Private Prime Fund	164,924,660	299,539,856	(347,051,845)	(14,372)	15,621	117,413,920	418,922*
Total	$235,632,736	$466,127,542	$(538,686,638)	$(14,372)	$15,621	$163,074,889	$569,018

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-2.40%
Madison Square Garden Entertainment Corp.(b)(c)	18,763	$1,092,570
Vimeo, Inc.(b)	49,781	276,782
		1,369,352
Consumer Discretionary-11.15%
frontdoor, inc.(b)(c)	47,951	1,283,648
Kontoor Brands, Inc.(c)	30,657	1,118,981
Penn National Gaming, Inc.(b)(c)	69,970	2,417,463
Victoria’s Secret & Co.(b)(c)	42,150	1,557,864
		6,377,956
Energy-6.98%
DT Midstream, Inc.(c)	49,332	2,714,740
Equitrans Midstream Corp.	162,431	1,275,083
		3,989,823
Health Care-11.50%
Covetrus, Inc.(b)	78,858	1,637,881
Embecta Corp.(b)(c)	36,519	1,074,754
Enhabit, Inc.(b)	21,472	375,975
Organon & Co.	109,893	3,485,806
		6,574,416
Industrials-30.92%
Arcosa, Inc.	32,198	1,660,129
Carrier Global Corp.	102,371	4,149,097
Esab Corp.	16,343	673,658
GXO Logistics, Inc.(b)	55,713	2,674,224
IAA, Inc.(b)(c)	70,128	2,645,929
Otis Worldwide Corp.	54,806	4,284,185
Resideo Technologies, Inc.(b)	70,788	1,593,438
		17,680,660
Information Technology-11.29%
Concentrix Corp.	18,014	2,409,553
Consensus Cloud Solutions, Inc.(b)(c)	11,417	616,861
Kyndryl Holdings, Inc.(b)	128,505	1,345,447
Vontier Corp.	80,783	2,084,201
		6,456,062
	Shares	Value
Materials-14.66%
Corteva, Inc.	75,048	$4,319,012
Dow, Inc.	76,309	4,060,402
		8,379,414
Real Estate-4.91%
Apartment Income REIT Corp.	55,687	2,524,848
Orion Office REIT, Inc.	25,819	282,460
		2,807,308
Utilities-6.22%
Constellation Energy Corp.	53,835	3,558,494
Total Common Stocks & Other Equity Interests (Cost $53,291,142)		57,193,485
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $80,228)	80,228	80,228
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $53,371,370)		57,273,713
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.99%
Invesco Private Government Fund, 1.77%(d)(e)(f)	3,360,056	3,360,056
Invesco Private Prime Fund, 1.89%(d)(e)(f)	8,640,143	8,640,143
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,000,030)		12,000,199
TOTAL INVESTMENTS IN SECURITIES-121.16% (Cost $65,371,400)		69,273,912
OTHER ASSETS LESS LIABILITIES-(21.16)%		(12,096,609)
NET ASSETS-100.00%		$57,177,303
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,749	$256,467	$(221,988)	$-	$-	$80,228	$207
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,332,430	$9,308,310	$(8,280,684)	$-	$-	$3,360,056	$6,381*
Invesco Private Prime Fund	8,088,332	17,244,037	(16,692,456)	168	62	8,640,143	18,117*
Total	$10,466,511	$26,808,814	$(25,195,128)	$168	$62	$12,080,427	$24,705

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Building Products-10.44%
A.O. Smith Corp.	1,084,497	$68,616,125
Advanced Drainage Systems, Inc.(b)	573,830	68,056,238
Zurn Elkay Water Solutions Corp.	1,537,437	44,508,801
		181,181,164
Chemicals-7.57%
Ecolab, Inc.	795,561	131,402,810
Commercial Services & Supplies-4.17%
Tetra Tech, Inc.(b)	472,087	72,356,774
Construction & Engineering-1.96%
Northwest Pipe Co.(b)(c)	52,654	1,650,703
Valmont Industries, Inc.(b)	119,401	32,414,983
		34,065,686
Electronic Equipment, Instruments & Components-2.99%
Badger Meter, Inc.(b)	208,607	20,065,908
Itron, Inc.(b)(c)	543,713	31,752,839
		51,818,747
Life Sciences Tools & Services-12.47%
Danaher Corp.	494,267	144,064,003
Waters Corp.(c)	198,806	72,371,348
		216,435,351
Machinery-31.62%
Energy Recovery, Inc.(b)(c)	441,368	9,811,611
Evoqua Water Technologies Corp.(b)(c)	1,294,204	49,322,115
Franklin Electric Co., Inc.	287,394	26,101,123
Gorman-Rupp Co. (The)	126,389	3,880,142
IDEX Corp.	340,387	71,055,786
Lindsay Corp.	83,212	12,811,320
Mueller Industries, Inc.(b)	481,778	32,438,113
Mueller Water Products, Inc., Class A	1,425,713	18,562,783
Pentair PLC	1,299,573	63,536,124
Toro Co. (The)(b)	757,731	65,157,289
Watts Water Technologies, Inc., Class A(b)	391,403	54,064,496
Xylem, Inc.	1,543,112	142,012,597
		548,753,499
Professional Services-0.32%
Stantec, Inc. (Canada)	111,925	5,529,095
Software-7.41%
Roper Technologies, Inc.	294,721	128,695,819
	Shares	Value
Trading Companies & Distributors-3.13%
Ferguson PLC	430,913	$54,329,511
Water Utilities-17.96%
American States Water Co.	267,279	23,298,710
American Water Works Co., Inc.	862,152	134,012,907
Artesian Resources Corp., Class A	29,221	1,506,635
California Water Service Group	365,648	21,968,132
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	3,231,667	27,695,386
Essential Utilities, Inc.	1,409,417	73,205,119
Global Water Resources, Inc.	31,312	414,258
Middlesex Water Co.(b)	174,031	16,552,088
SJW Group	155,407	10,204,024
York Water Co. (The)	64,204	2,760,130
		311,617,389
Total Common Stocks & Other Equity Interests (Cost $1,459,949,419)		1,736,185,845

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $479,846)	479,846	479,846
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,460,429,265)		1,736,665,691
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.86%
Invesco Private Government Fund, 1.77%(d)(e)(f)	9,016,196	9,016,196
Invesco Private Prime Fund, 1.89%(d)(e)(f)	23,184,503	23,184,503
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,199,285)		32,200,699
TOTAL INVESTMENTS IN SECURITIES-101.93% (Cost $1,492,628,550)		1,768,866,390
OTHER ASSETS LESS LIABILITIES-(1.93)%		(33,469,153)
NET ASSETS-100.00%		$1,735,397,237

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,036,333	$5,499,796	$(7,056,283)	$-	$-	$479,846	$1,975
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,403,192	36,429,169	(41,816,165)	-	-	9,016,196	34,733*
Invesco Private Prime Fund	32,750,005	90,330,183	(99,898,949)	1,414	1,850	23,184,503	99,094*
Total	$49,189,530	$132,259,148	$(148,771,397)	$1,414	$1,850	$32,680,545	$135,802

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Aerospace & Defense-2.32%
Archer Aviation, Inc., Class A(b)(c)	3,148,190	$12,718,688
Lilium N.V. (Germany)(b)(c)	5,282,752	15,161,498
		27,880,186
Airlines-1.27%
Joby Aviation, Inc.(b)(c)	2,745,375	15,209,377
Auto Components-4.53%
Gentherm, Inc.(b)	223,903	14,455,178
QuantumScape Corp.(b)(c)	1,454,357	15,736,143
REE Automotive Ltd., Class A (Israel)(b)(c)	9,175,319	11,193,889
Solid Power, Inc.(b)(c)	2,066,951	13,104,469
		54,489,679
Automobiles-12.33%
Arcimoto, Inc.(b)(c)(d)	1,603,624	4,923,126
Canoo, Inc.(b)(c)	6,037,442	20,889,549
ElectraMeccanica Vehicles Corp. (Canada)(b)(c)(d)	3,936,174	5,786,176
Fisker, Inc.(b)(c)	1,546,179	14,812,395
Gogoro, Inc. (Taiwan)(b)(c)	2,404,565	14,403,344
Lordstown Motors Corp., Class A(b)(c)	7,933,629	17,771,329
NIO, Inc., ADR (China)(b)	587,541	11,592,184
Rivian Automotive, Inc., Class A(b)	463,908	15,912,044
Tesla, Inc.(b)	18,711	16,679,921
Workhorse Group, Inc.(b)(c)	4,552,978	14,888,238
XPeng, Inc., ADR (China)(b)	433,267	10,584,713
		148,243,019
Building Products-1.36%
View, Inc.(b)(c)	7,379,091	16,307,791
Chemicals-3.61%
Albemarle Corp.	61,277	14,970,584
Livent Corp.(b)(c)	565,236	14,068,724
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	146,464	14,407,664
		43,446,972
Commercial Services & Supplies-1.08%
Li-Cycle Holdings Corp. (Canada)(b)(c)	1,797,840	12,926,470
Construction & Engineering-7.40%
Ameresco, Inc., Class A(b)	307,597	17,600,700
Infrastructure and Energy Alternatives, Inc.(b)	1,535,959	21,687,741
MYR Group, Inc.(b)	164,054	15,622,863
Quanta Services, Inc.	117,340	16,278,578
ReneSola Ltd., ADR (China)(b)(c)	2,836,108	17,810,758
		89,000,640
Consumer Finance-1.25%
Sunlight Financial Holdings, Inc.(b)(c)	3,948,134	15,002,909
Electrical Equipment-26.83%
American Superconductor Corp.(b)(d)	1,096,149	6,730,355
Array Technologies, Inc.(b)	1,030,904	17,370,732
Ballard Power Systems, Inc. (Canada)(b)(c)	2,078,485	16,690,235
Beam Global(b)(c)	322,915	5,095,599
Blink Charging Co.(b)(c)	845,759	17,904,718
Bloom Energy Corp., Class A(b)	798,086	16,145,280
ChargePoint Holdings, Inc., (Acquired 03/30/2021 - 07/29/2022; Cost $20,908,824)(b)(c)(e)	978,693	14,788,051
Energy Vault Holdings, Inc.(b)(c)	1,261,521	5,613,769
Enovix Corp.(b)	1,196,852	15,942,069
	Shares	Value
Electrical Equipment-(continued)
Eos Energy Enterprises, Inc.(b)(c)	3,711,248	$11,764,656
ESS Tech, Inc.(b)(c)	3,721,673	14,142,357
Fluence Energy, Inc.(b)(c)	1,380,118	18,962,821
FTC Solar, Inc.(b)(c)	2,734,611	13,727,747
FuelCell Energy, Inc.(b)(c)	3,567,061	12,805,749
Heliogen, Inc.(b)(c)	3,309,393	8,174,201
Plug Power, Inc.(b)	796,204	16,990,993
SES AI Corp.(b)(c)	2,655,147	12,240,228
Shoals Technologies Group, Inc., Class A(b)	738,693	17,455,316
Stem, Inc.(b)	1,611,585	18,259,258
Sunrun, Inc.(b)	554,154	18,115,294
TPI Composites, Inc.(b)	972,988	16,025,112
Tritium DCFC Ltd. (Australia)(b)(c)	1,983,455	13,090,803
Wallbox N.V. (Spain)(b)(c)	1,554,797	14,412,968
		322,448,311
Electronic Equipment, Instruments & Components-2.80%
Advanced Energy Industries, Inc.	187,112	16,744,653
Itron, Inc.(b)	289,589	16,911,997
		33,656,650
Independent Power and Renewable Electricity Producers-6.51%
Azure Power Global Ltd. (India)(b)(c)	1,220,806	14,942,666
Brookfield Renewable Corp., Class A	383,161	14,989,258
Ormat Technologies, Inc.	187,057	16,187,913
ReNew Energy Global PLC, Class A (India)(b)(c)	2,147,002	14,578,144
Sunnova Energy International, Inc.(b)	675,471	17,575,755
		78,273,736
Machinery-5.14%
ESCO Technologies, Inc.	213,655	16,568,945
Hyzon Motors, Inc.(b)(c)	3,809,581	15,314,515
Lightning eMotors, Inc.(b)(c)	4,296,423	15,252,302
Lion Electric Co. (The) (Canada)(b)(c)	2,984,046	14,651,666
		61,787,428
Metals & Mining-6.06%
Lithium Americas Corp. (Canada)(b)(c)	634,535	16,123,534
MP Materials Corp.(b)	404,199	13,568,960
Piedmont Lithium, Inc.(b)(c)	285,664	12,914,869
Sigma Lithium Corp. (Brazil)(b)(c)	777,082	13,707,727
Standard Lithium Ltd. (Canada)(b)(c)	2,924,757	16,554,125
		72,869,215
Oil, Gas & Consumable Fuels-1.02%
Gevo, Inc.(b)(c)	4,173,291	12,269,476
Semiconductors & Semiconductor Equipment-14.88%
Canadian Solar, Inc. (Canada)(b)	415,524	15,328,680
Daqo New Energy Corp., ADR (China)(b)	192,582	12,460,055
Enphase Energy, Inc.(b)	69,518	19,755,625
First Solar, Inc.(b)	192,145	19,055,020
JinkoSolar Holding Co. Ltd., ADR (China)(b)	214,000	14,192,480
Maxeon Solar Technologies Ltd.(b)(c)	985,541	17,000,582
Navitas Semiconductor Corp.(b)(c)	2,819,248	14,716,475
SolarEdge Technologies, Inc.(b)	47,957	17,270,754
SunPower Corp.(b)(c)	780,142	15,891,493
Universal Display Corp.	130,319	15,046,632
Wolfspeed, Inc.(b)(c)	217,425	18,111,503
		178,829,299
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Specialty Retail-1.34%
EVgo, Inc.(b)(c)	1,797,221	$16,121,072
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $1,774,871,412)		1,198,762,230
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.29%
Invesco Private Government Fund, 1.77%(d)(f)(g)	88,278,684	88,278,684
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(f)(g)	227,700,905	$227,700,905
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $315,987,132)		315,979,589
TOTAL INVESTMENTS IN SECURITIES-126.02% (Cost $2,090,858,544)		1,514,741,819
OTHER ASSETS LESS LIABILITIES-(26.02)%		(312,803,539)
NET ASSETS-100.00%		$1,201,938,280

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$104,086,434	$116,055,328	$(131,863,078)	$-	$-	$88,278,684	$247,153*
Invesco Private Prime Fund	246,283,566	271,889,790	(290,473,343)	(40,915)	41,807	227,700,905	710,271*
Investments in Other Affiliates:
American Superconductor Corp.**	10,901,875	4,417,784	(8,893,468)	16,562,317	(16,258,153)	6,730,355	-
Arcimoto, Inc.**	8,451,757	3,590,873	(6,353,742)	12,652,038	(13,417,800)	4,923,126	-
Beam Global**	6,953,419	2,932,280	(4,526,173)	7,964,294	(8,228,221)	5,095,599	-
ElectraMeccanica Vehicles Corp.**	12,798,781	4,179,026	(8,392,929)	20,242,269	(23,040,971)	5,786,176	-
Infrastructure and Energy Alternatives, Inc.**	12,694,934	6,530,826	(4,607,089)	7,787,324	(718,254)	21,687,741	-
ReneSola Ltd., ADR**	12,794,965	5,905,902	(4,894,832)	4,544,526	(539,803)	17,810,758	-
Total	$414,965,731	$415,501,809	$(460,004,654)	$69,711,853	$(62,161,395)	$378,013,344	$957,424

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2022, this security was not considered as an affiliate of the Fund.

(e)	Restricted security. The value of this security at July 31, 2022 represented 1.23% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022, for each Fund (except for S&P 500 BuyWrite ETF). As of July 31, 2022, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,432,778,844	$-	$-	$1,432,778,844
Money Market Funds	190,907	122,917,986	-	123,108,893
Total Investments	$1,432,969,751	$122,917,986	$-	$1,555,887,737
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,162,010,006	$-	$-	$1,162,010,006
Money Market Funds	653,007	91,438,150	-	92,091,157
Total Investments	$1,162,663,013	$91,438,150	$-	$1,254,101,163
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$153,052,826	$-	$-	$153,052,826
Closed-End Funds	28,808,558	-	-	28,808,558
Money Market Funds	1,563,598	41,076,201	-	42,639,799
Total Investments in Securities	183,424,982	41,076,201	-	224,501,183
Other Investments - Liabilities*
Swap Agreements	-	(41,982)	-	(41,982)
Total Investments	$183,424,982	$41,034,219	$-	$224,459,201
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$276,120,311	$-	$208,414	$276,328,725
Money Market Funds	321,809	94,136,082	-	94,457,891
Total Investments	$276,442,120	$94,136,082	$208,414	$370,786,616

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$371,164,684	$-	$-	$371,164,684
Exchange-Traded Funds	7,247,794	-	-	7,247,794
Money Market Funds	-	83,625,818	-	83,625,818
Total Investments	$378,412,478	$83,625,818	$-	$462,038,296
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$120,396,558	$-	$-	$120,396,558
Money Market Funds	36,673	21,831,610	-	21,868,283
Total Investments	$120,433,231	$21,831,610	$-	$142,264,841
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,581,547,698	$-	$-	$3,581,547,698
Money Market Funds	-	163,074,889	-	163,074,889
Total Investments	$3,581,547,698	$163,074,889	$-	$3,744,622,587
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,193,485	$-	$-	$57,193,485
Money Market Funds	80,228	12,000,199	-	12,080,427
Total Investments	$57,273,713	$12,000,199	$-	$69,273,912
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,736,185,845	$-	$-	$1,736,185,845
Money Market Funds	479,846	32,200,699	-	32,680,545
Total Investments	$1,736,665,691	$32,200,699	$-	$1,768,866,390
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,198,762,230	$-	$-	$1,198,762,230
Money Market Funds	-	315,979,589	-	315,979,589
Total Investments	$1,198,762,230	$315,979,589	$-	$1,514,741,819

*	Unrealized appreciation (depreciation).